REVENUE EARNING DEVICES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Restructuring Cost and Reserve [Line Items]
Depreciation	$ 429,139	$ 323,407
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earning	3,398,505	2,166,081	$ 584,177
Write off assets		748,243
Finished goods inventory on assets		326,180
Robotic Assistance Devices LLC [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Disposed of a revenue earning device	$ 0	257,948
Depreciation		$ 490,295